Property, plant and equipment - Changes in property plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	£ 4,926	£ 4,455
Exceptional impairment		140
Ending Balance	4,849	4,926
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	8,260	7,412
Recognition of right-of-use asset on adoption of IFRS16			£ 236
Exchange differences	(558)	(42)
Acquisitions	15
Sale of businesses	(4)
Additions	647	844
Disposals	(178)	(190)
Transfers	0	0
Ending Balance	8,182	8,260
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,334)	(2,957)
Exchange differences	245	8
Sale of businesses	2
Disposals	152	172
Depreciation, property, plant and equipment	398	417
Exceptional impairment		140
Ending Balance	(3,333)	(3,334)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,544	1,201
Ending Balance	1,502	1,544
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,141	1,712
Recognition of right-of-use asset on adoption of IFRS16			173
Exchange differences	(137)	(10)
Acquisitions	9
Sale of businesses	(1)
Additions	95	202
Disposals	(24)	(46)
Transfers	77	110
Ending Balance	2,160	2,141
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(597)	(511)
Exchange differences	31	0
Sale of businesses	0
Disposals	18	40
Depreciation, property, plant and equipment	110	106
Exceptional impairment		20
Ending Balance	(658)	(597)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,612	2,550
Ending Balance	2,496	2,612
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,868	4,515
Recognition of right-of-use asset on adoption of IFRS16			63
Exchange differences	(322)	(22)
Acquisitions	2
Sale of businesses	(3)
Additions	149	156
Disposals	(126)	(86)
Transfers	146	242
Ending Balance	4,714	4,868
Plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,256)	(1,965)
Exchange differences	167	5
Sale of businesses	2
Disposals	113	78
Depreciation, property, plant and equipment	244	260
Exceptional impairment		114
Ending Balance	(2,218)	(2,256)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	41	34
Ending Balance	35	41
Fixtures and fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	127	125
Recognition of right-of-use asset on adoption of IFRS16			0
Exchange differences	(10)	0
Acquisitions	0
Sale of businesses	0
Additions	9	13
Disposals	(7)	(20)
Transfers	2	9
Ending Balance	121	127
Fixtures and fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(86)	(91)
Exchange differences	8	1
Sale of businesses	0
Disposals	7	19
Depreciation, property, plant and equipment	15	15
Exceptional impairment		0
Ending Balance	(86)	(86)
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	180	176
Ending Balance	157	180
Returnable bottles and crates | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	575	566
Recognition of right-of-use asset on adoption of IFRS16			0
Exchange differences	(55)	(1)
Acquisitions	0
Sale of businesses	0
Additions	27	34
Disposals	(21)	(37)
Transfers	2	13
Ending Balance	528	575
Returnable bottles and crates | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(395)	(390)
Exchange differences	39	2
Sale of businesses	0
Disposals	14	35
Depreciation, property, plant and equipment	29	36
Exceptional impairment		6
Ending Balance	(371)	(395)
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	549	494
Ending Balance	659	549
Under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	549	494
Recognition of right-of-use asset on adoption of IFRS16			£ 0
Exchange differences	(34)	(9)
Acquisitions	4
Sale of businesses	0
Additions	367	439
Disposals	0	(1)
Transfers	(227)	(374)
Ending Balance	659	549
Under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	0	0
Exchange differences	0	0
Sale of businesses	0
Disposals	0	0
Depreciation, property, plant and equipment	0	0
Exceptional impairment		0
Ending Balance	£ 0	£ 0